Note 6 - Long-term Debt (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 09, 2016
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 50,000
Dividends, Preferred Stock, Cash	23,000
Long-term Debt, Total	217,581,000	$ 266,245,000
Pledged Assets Not Separately Reported, Fixed Assets	567,300,000
Term Loan Payable to Farm Credit East ACA [Member]
Debt Instrument, Face Amount			$ 100,000,000
Debt Instrument, Unamortized Discount, Total			$ 200,000
Tax-exempt Bond [Member]
Long-term Debt, Total	10,000,000
Term Loan [Member]
Debt Agreements, Financial Covenants, Minimum EBITDA	45,000,000
Long-term Debt, Total	$ 99,941,000	$ 99,906,000